JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.7%
General Dynamics Corp.	15,086	2,957,309
Huntington Ingalls Industries, Inc.	6,363	1,305,242
L3Harris Technologies, Inc.	15,453	3,503,813
Northrop Grumman Corp.	8,905	3,232,693
Raytheon Technologies Corp.	45,260	3,935,357
Textron, Inc.	24,191	1,669,421

		16,603,835

Automobiles & Parts — 2.0%
BorgWarner, Inc.	46,846	2,294,517
Ford Motor Co.*	294,382	4,106,629
General Motors Co.*	82,874	4,710,558
Gentex Corp.	66,870	2,275,586
Genuine Parts Co.	20,156	2,558,200
Lear Corp.	2,639	461,772
LKQ Corp.*	51,057	2,591,143

		18,998,405

Banks — 5.7%
Bank OZK(a)	15,781	642,445
BOK Financial Corp.(a)	12,474	1,047,941
Citigroup, Inc.	94,439	6,385,965
Citizens Financial Group, Inc.	58,599	2,470,534
Comerica, Inc.	22,308	1,531,667
Fifth Third Bancorp	74,910	2,718,484
First Hawaiian, Inc.	43,724	1,203,722
First Horizon Corp.	86,714	1,339,731
FNB Corp.	133,100	1,525,326
KeyCorp	130,950	2,574,477
M&T Bank Corp.	10,823	1,448,659
New York Community Bancorp, Inc.(a)	143,645	1,692,138
PacWest Bancorp(a)	16,842	670,648
People’s United Financial, Inc.	83,348	1,308,564
PNC Financial Services Group, Inc. (The)	28,679	5,231,336
Popular, Inc. (Puerto Rico)	28,325	2,060,927
Prosperity Bancshares, Inc.	9,331	636,281
Regions Financial Corp.	131,342	2,528,333
Synovus Financial Corp.	37,596	1,537,676
Truist Financial Corp.	70,280	3,825,340
Umpqua Holdings Corp.(a)	59,855	1,129,464
US Bancorp	17,338	962,953
Webster Financial Corp.	14,390	692,159
Wells Fargo & Co.	197,508	9,073,518
Zions Bancorp NA	24,550	1,280,282

		55,518,570

Beverages — 0.2%
Molson Coors Beverage Co., Class B*(a)	39,132	1,913,164

Chemicals — 0.7%
CF Industries Holdings, Inc.	25,242	1,192,684
Chemours Co. (The)	37,734	1,254,656
Eastman Chemical Co.	3,952	445,469
Huntsman Corp.	47,024	1,241,904
LyondellBasell Industries NV, Class A	26,024	2,584,964

		6,719,677

Construction & Materials — 1.1%
Acuity Brands, Inc.	6,838	1,199,248
MDU Resources Group, Inc.	38,052	1,207,010
Mohawk Industries, Inc.*	12,447	2,425,920
Owens Corning	23,880	2,296,301
Trane Technologies plc	17,824	3,629,145

		10,757,624

Consumer Services — 1.0%
eBay, Inc.	57,992	3,955,634
Grand Canyon Education, Inc.*	12,032	1,111,396
H&R Block, Inc.	81,638	2,004,213
Service Corp. International	42,877	2,679,384

		9,750,627

Electricity — 2.0%
Avangrid, Inc.(a)	18,124	944,985
Consolidated Edison, Inc.	31,856	2,350,017
Evergy, Inc.	23,947	1,561,823
Exelon Corp.	74,651	3,493,667
Hawaiian Electric Industries, Inc.(a)	27,579	1,195,274
OGE Energy Corp.	22,506	759,578
Pinnacle West Capital Corp.	15,361	1,283,412
PPL Corp.	77,555	2,200,235
Public Service Enterprise Group, Inc.	31,519	1,961,427
Southern Co. (The)	41,167	2,629,336
Vistra Corp.	59,398	1,137,472

		19,517,226

Electronic & Electrical Equipment — 2.2%
Crane Co.	20,831	2,025,398
Emerson Electric Co.	41,038	4,140,324
Hubbell, Inc.	12,444	2,494,524
Johnson Controls International plc	59,553	4,253,275
MKS Instruments, Inc.	9,348	1,462,401
nVent Electric plc	65,912	2,083,478
Pentair plc	35,744	2,633,261
Regal Beloit Corp.(a)	15,103	2,223,615

		21,316,276

Finance & Credit Services — 0.7%
Ally Financial, Inc.	43,590	2,238,782
MGIC Investment Corp.	91,793	1,270,415
OneMain Holdings, Inc.	21,945	1,338,645
Santander Consumer USA Holdings, Inc.	38,890	1,595,657

		6,443,499

Food Producers — 2.2%
Archer-Daniels-Midland Co.	23,053	1,376,725
Bunge Ltd.	5,771	448,003
Campbell Soup Co.	43,152	1,886,605
Conagra Brands, Inc.(a)	64,842	2,171,559
Flowers Foods, Inc.	63,112	1,486,919
General Mills, Inc.	51,175	3,012,161
Ingredion, Inc.	22,064	1,937,440
JM Smucker Co. (The)(a)	17,204	2,255,616
Kellogg Co.	24,703	1,565,182
Kraft Heinz Co. (The)	72,417	2,785,882
Tyson Foods, Inc., Class A	33,814	2,416,348

		21,342,440

Gas, Water & Multi-utilities — 0.7%
Duke Energy Corp.	46,873	4,926,821
National Fuel Gas Co.	20,264	1,042,177
UGI Corp.	12,444	572,300

		6,541,298

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
General Industrials — 3.3%
3M Co.	27,265	5,396,834
Amcor plc	128,093	1,480,755
Berry Global Group, Inc.*	20,516	1,318,974
Carlisle Cos., Inc.	12,458	2,519,506
Dover Corp.	18,095	3,024,036
DuPont de Nemours, Inc.	9,592	719,880
Eaton Corp. plc	28,761	4,545,676
Graphic Packaging Holding Co.	93,264	1,787,871
Packaging Corp. of America	16,357	2,314,515
Parker-Hannifin Corp.	11,030	3,441,691
Silgan Holdings, Inc.	37,426	1,516,501
Sonoco Products Co.(a)	25,754	1,642,848
WestRock Co.	41,547	2,044,528

		31,753,615

Health Care Providers — 4.1%
Anthem, Inc.	14,456	5,551,249
Centene Corp.*	39,093	2,682,171
Cerner Corp.	27,286	2,193,521
Cigna Corp.	22,818	5,236,503
Humana, Inc.	8,740	3,722,016
Premier, Inc., Class A	29,872	1,064,638
UnitedHealth Group, Inc.	42,064	17,339,622
Universal Health Services, Inc., Class B	14,192	2,276,539

		40,066,259

Household Goods & Home Construction — 1.9%
DR Horton, Inc.	36,053	3,440,538
Leggett & Platt, Inc.	41,540	1,995,166
Lennar Corp., Class A	32,517	3,419,163
Newell Brands, Inc.	86,759	2,147,285
PulteGroup, Inc.	46,844	2,570,330
Toll Brothers, Inc.	37,503	2,222,803
Whirlpool Corp.	11,195	2,480,140

		18,275,425

Industrial Engineering — 1.9%
AGCO Corp.	17,027	2,249,437
Brunswick Corp.	14,010	1,462,644
Caterpillar, Inc.	31,277	6,466,520
Cummins, Inc.	13,359	3,100,624
Snap-on, Inc.	10,579	2,306,010
Stanley Black & Decker, Inc.	15,636	3,081,074

		18,666,309

Industrial Materials — 0.2%
International Paper Co.	32,961	1,903,827

Industrial Metals & Mining — 0.7%
Nucor Corp.	30,953	3,219,731
Reliance Steel & Aluminum Co.	13,891	2,182,971
Timken Co. (The)	13,506	1,073,727

		6,476,429

Industrial Support Services — 1.8%
ADT, Inc.(a)	126,775	1,329,870
Alliance Data Systems Corp.	14,634	1,364,620
Capital One Financial Corp.	31,286	5,058,946
ManpowerGroup, Inc.	18,087	2,144,756
MSC Industrial Direct Co., Inc., Class A	21,205	1,890,850
Robert Half International, Inc.	18,809	1,847,232
Synchrony Financial	47,081	2,213,749
Western Union Co. (The)	51,581	1,197,195

		17,047,218

Industrial Transportation — 2.0%
Allison Transmission Holdings, Inc.	34,669	1,383,640
Knight-Swift Transportation Holdings, Inc.	25,206	1,252,486
Norfolk Southern Corp.	17,806	4,590,921
Oshkosh Corp.	17,998	2,151,661
PACCAR, Inc.	30,121	2,499,742
Ryder System, Inc.	14,641	1,114,912
Schneider National, Inc., Class B	41,565	932,719
Union Pacific Corp.	26,465	5,789,483

		19,715,564

Investment Banking & Brokerage Services — 1.2%
Bank of New York Mellon Corp. (The)	67,096	3,444,038
Franklin Resources, Inc.(a)	42,762	1,263,617
Invesco Ltd.	78,053	1,902,932
Jefferies Financial Group, Inc.	57,606	1,911,943
State Street Corp.	32,036	2,791,617

		11,314,147

Leisure Goods — 1.2%
Garmin Ltd.	19,882	3,125,450
Harley-Davidson, Inc.	47,466	1,880,603
Hasbro, Inc.	25,307	2,516,528
Polaris, Inc.	17,560	2,301,589
Thor Industries, Inc.(a)	19,254	2,278,904

		12,103,074

Life Insurance — 1.3%
Lincoln National Corp.	28,184	1,736,698
MetLife, Inc.	61,928	3,573,246
Principal Financial Group, Inc.	38,107	2,367,588
Prudential Financial, Inc.	32,608	3,269,930
Unum Group	44,776	1,226,862

		12,174,324

Media — 2.1%
Discovery, Inc., Class A*(a)	69,888	2,027,451
Fox Corp., Class A	64,827	2,311,731
Interpublic Group of Cos., Inc. (The)	73,417	2,596,025
Liberty Media Corp.-Liberty SiriusXM, Class C*	40,400	1,866,480
News Corp., Class A	51,330	1,264,258
Nexstar Media Group, Inc., Class A	14,950	2,198,696
Nielsen Holdings plc	89,579	2,122,127
Omnicom Group, Inc.	32,190	2,344,076
ViacomCBS, Inc.	70,639	2,891,254
World Wrestling Entertainment, Inc., Class A(a)	14,570	719,467

		20,341,565

Medical Equipment & Services — 2.6%
Baxter International, Inc.	18,307	1,416,046
Becton Dickinson and Co.	16,979	4,342,379
Hill-Rom Holdings, Inc.	15,625	2,163,438
Laboratory Corp. of America Holdings*	4,197	1,242,942
Medtronic plc	71,043	9,328,656
PerkinElmer, Inc.	11,382	2,074,142
Quest Diagnostics, Inc.	20,797	2,949,015
Zimmer Biomet Holdings, Inc.	12,460	2,036,213

		25,552,831

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Mortgage Real Estate Investment Trusts — 0.6%
AGNC Investment Corp.(a)	121,229	1,923,904
Annaly Capital Management, Inc.	213,264	1,810,612
Starwood Property Trust, Inc.(a)	69,435	1,807,393

		5,541,909

Non-life Insurance — 0.9%
Assured Guaranty Ltd.	38,205	1,826,581
First American Financial Corp.	30,747	2,069,581
Hartford Financial Services Group, Inc. (The)	28,542	1,815,842
Mercury General Corp.(a)	17,697	1,076,508
Old Republic International Corp.	74,371	1,833,989

		8,622,501

Non-Renewable Energy — 2.6%
Antero Midstream Corp.	109,361	1,038,930
Baker Hughes Co.	45,802	972,835
Cabot Oil & Gas Corp.(a)	71,361	1,141,776
Chevron Corp.	47,582	4,844,323
ConocoPhillips	9,322	522,591
Exxon Mobil Corp.	125,423	7,220,602
HollyFrontier Corp.	29,768	875,179
Kinder Morgan, Inc.	171,216	2,975,734
ONEOK, Inc.	34,992	1,818,534
Valero Energy Corp.	31,471	2,107,613
Williams Cos., Inc. (The)	82,540	2,067,627

		25,585,744

Personal Care, Drug & Grocery Stores — 1.6%
Albertsons Cos., Inc., Class A(a)	83,329	1,799,906
CVS Health Corp.	75,713	6,235,722
Kroger Co. (The)(a)	76,791	3,125,394
Spectrum Brands Holdings, Inc.	12,848	1,122,273
Walgreens Boots Alliance, Inc.	65,165	3,072,530

		15,355,825

Personal Goods — 0.6%
Carter’s, Inc.	10,892	1,064,584
Hanesbrands, Inc.	106,081	1,937,039
PVH Corp.*	15,624	1,634,583
Ralph Lauren Corp.	6,277	712,565

		5,348,771

Pharmaceuticals, Biotechnology & Marijuana Producers — 5.9%
Amgen, Inc.	24,626	5,948,164
Biogen, Inc.*	6,306	2,060,360
Bristol-Myers Squibb Co.	33,178	2,251,791
Cardinal Health, Inc.	26,427	1,569,235
Gilead Sciences, Inc.	67,941	4,639,691
Johnson & Johnson	99,150	17,073,630
Merck & Co., Inc.	118,483	9,107,788
Perrigo Co. plc	25,812	1,239,750
Pfizer, Inc.	259,001	11,087,833
Sage Therapeutics, Inc.*	9,925	434,020
United Therapeutics Corp.*	8,297	1,509,473

		56,921,735

Real Estate Investment & Services — 0.2%
Jones Lang LaSalle, Inc.*	6,746	1,501,457

Real Estate Investment Trusts — 3.2%
Brixmor Property Group, Inc.	16,390	377,298
Cousins Properties, Inc.	17,844	708,764
EPR Properties	23,106	1,162,232
Equity Residential	26,217	2,205,636
Highwoods Properties, Inc.	23,989	1,144,035
Iron Mountain, Inc.(a)	34,107	1,492,522
Kilroy Realty Corp.	17,741	1,228,919
Kimco Realty Corp.	80,122	1,709,002
Medical Properties Trust, Inc.	90,487	1,902,942
National Retail Properties, Inc.	26,264	1,283,522
Omega Healthcare Investors, Inc.	41,947	1,521,837
Park Hotels & Resorts, Inc.*	6,672	123,432
Regency Centers Corp.	20,832	1,362,621
Simon Property Group, Inc.	6,456	816,813
SL Green Realty Corp.(a)	26,394	1,965,297
Ventas, Inc.	29,310	1,752,152
VEREIT, Inc.	40,208	1,968,986
VICI Properties, Inc.(a)	50,533	1,576,124
Vornado Realty Trust	22,593	982,795
Weingarten Realty Investors	38,393	1,235,871
Welltower, Inc.	28,552	2,480,027
WP Carey, Inc.	19,487	1,572,406

		30,573,233

Retailers — 6.4%
Advance Auto Parts, Inc.	12,711	2,695,495
AutoNation, Inc.*	22,326	2,708,814
Best Buy Co., Inc.	27,622	3,103,332
Dick’s Sporting Goods, Inc.(a)	21,999	2,290,976
Dollar General Corp.	15,287	3,556,368
Dollar Tree, Inc.*	18,674	1,863,478
Foot Locker, Inc.	34,692	1,979,526
Gap, Inc. (The)	68,541	1,999,341
Home Depot, Inc. (The)	24,292	7,972,391
Kohl’s Corp.	41,993	2,133,244
Lithia Motors, Inc., Class A	6,884	2,596,782
Lowe’s Cos., Inc.	6,906	1,330,717
Penske Automotive Group, Inc.(a)	25,694	2,276,488
Qurate Retail, Inc., Series A	157,066	1,862,803
Target Corp.	29,832	7,787,644
Tractor Supply Co.	13,253	2,397,865
Walmart, Inc.	75,546	10,769,082
Williams-Sonoma, Inc.(a)	14,884	2,257,903

		61,582,249

Software & Computer Services — 13.2%
Akamai Technologies, Inc.*	18,929	2,269,966
Alphabet, Inc., Class A*	7,345	19,791,323
Amdocs Ltd.	29,612	2,283,381
Black Knight, Inc.*	19,508	1,615,457
CACI International, Inc., Class A*	4,773	1,274,200
CDK Global, Inc.	22,854	1,096,763
Change Healthcare, Inc.*	65,527	1,422,591
Citrix Systems, Inc.	12,921	1,301,791
Cognizant Technology Solutions Corp., Class A	42,662	3,136,937
Dell Technologies, Inc., Class C*	22,525	2,176,366
Dolby Laboratories, Inc., Class A	12,551	1,218,702
DXC Technology Co.*	43,717	1,747,806
F5 Networks, Inc.*	9,039	1,866,644
Facebook, Inc., Class A*	57,539	20,501,146
Gartner, Inc.*	7,521	1,991,034
Hewlett Packard Enterprise Co.	166,337	2,411,886
InterActiveCorp.*	9,298	1,276,522

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
International Business Machines Corp.	44,186	6,228,459
Intuit, Inc.	12,177	6,453,445
Leidos Holdings, Inc.	21,619	2,300,694
Microsoft Corp.	66,892	19,058,200
N-Able, Inc.*(a)	23,968	330,758
NCR Corp.*	35,104	1,558,618
NortonLifeLock, Inc.	75,917	1,884,260
Oracle Corp.	90,106	7,851,837
Roper Technologies, Inc.	6,329	3,109,691
salesforce.com, Inc.*	3,979	962,639
Science Applications International Corp.(a)	19,325	1,687,072
SolarWinds Corp.*(a)	47,896	538,351
SS&C Technologies Holdings, Inc.	26,862	2,105,712
Synopsys, Inc.*	9,541	2,747,713
Teradata Corp.*	34,676	1,722,010
VMware, Inc., Class A*(a)	9,354	1,438,084

		127,360,058

Technology Hardware & Equipment — 15.4%
Amphenol Corp., Class A	37,063	2,686,697
Analog Devices, Inc.	27,249	4,562,028
Apple, Inc.	133,140	19,419,800
Applied Materials, Inc.	53,739	7,519,698
Arrow Electronics, Inc.*	11,483	1,361,539
Avnet, Inc.	44,725	1,848,037
Broadcom, Inc.	20,850	10,120,590
Brooks Automation, Inc.	12,562	1,118,144
CDW Corp.	16,177	2,966,053
Cirrus Logic, Inc.*	14,865	1,227,700
Corning, Inc.	63,248	2,647,561
Entegris, Inc.	22,426	2,705,473
HP, Inc.	111,451	3,217,590
Intel Corp.	207,539	11,148,995
Jabil, Inc.	22,419	1,334,827
KLA Corp.	12,655	4,405,965
Lam Research Corp.	9,181	5,852,061
Marvell Technology, Inc.	57,720	3,492,637
Maxim Integrated Products, Inc.*	30,121	3,009,389
Microchip Technology, Inc.	20,963	3,000,225
Micron Technology, Inc.*	72,128	5,595,690
Monolithic Power Systems, Inc.	5,060	2,273,256
National Instruments Corp.	28,037	1,236,712
NetApp, Inc.	28,222	2,246,189
NXP Semiconductors NV (China)	15,861	3,273,552
ON Semiconductor Corp.*	62,500	2,441,250
Qorvo, Inc.*	14,939	2,832,285
QUALCOMM, Inc.	58,802	8,808,540
Skyworks Solutions, Inc.	16,821	3,103,643
SYNNEX Corp.	16,687	1,994,764
Teradyne, Inc.	22,254	2,826,258
Texas Instruments, Inc.	49,031	9,346,289
Vertiv Holdings Co.	47,899	1,343,088
Western Digital Corp.*	36,925	2,397,540
Xerox Holdings Corp.	83,089	2,004,938
Xilinx, Inc.	22,899	3,431,186

		148,800,189

Telecommunications Equipment — 1.3%
Cisco Systems, Inc.	194,575	10,773,618
Juniper Networks, Inc.	60,533	1,703,398

		12,477,016

Telecommunications Service Providers — 1.9%
AT&T, Inc.	338,148	9,485,051
Comcast Corp., Class A	70,410	4,142,220
DISH Network Corp., Class A*	55,785	2,336,834
Lumen Technologies, Inc.	162,779	2,029,854
Verizon Communications, Inc.	8,238	459,516

		18,453,475

Tobacco — 0.7%
Altria Group, Inc.	103,535	4,973,822
Philip Morris International, Inc.	22,078	2,209,787

		7,183,609

Travel & Leisure — 0.8%
Alaska Air Group, Inc.*	5,039	292,413
Aramark	545	19,146
Carnival Corp.*(a)	48,691	1,054,160
Copa Holdings SA, Class A (Panama)*(a)	20,589	1,459,966
Hyatt Hotels Corp., Class A*(a)	2,494	199,196
Travel + Leisure Co.	33,818	1,751,773
Vail Resorts, Inc.*(a)	5,125	1,564,150
Wendy’s Co. (The)(a)	47,044	1,091,891
Wyndham Hotels & Resorts, Inc.	3,973	286,294

		7,718,989

TOTAL COMMON STOCKS (Cost $934,294,153)		963,839,988

SHORT-TERM INVESTMENTS — 4.3%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)(Cost $805,698)	805,698	805,698

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 4.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(b)(c)	35,298,070	35,298,071
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	4,843,780	4,843,780

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $40,142,081)		40,141,851

TOTAL SHORT-TERM INVESTMENTS (Cost $40,947,779)		40,947,549

Total Investments — 104.1% (Cost $975,241,932)		1,004,787,537
Liabilities in Excess of Other Assets — (4.1%)		(39,330,516)

Net Assets — 100.0%		965,457,021

Percentages indicated are based on net assets.

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $38,725,885.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	5	09/2021	USD	1,097,250	27,242

Abbreviations

USD	United States Dollar

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$1,004,787,537	$—	$—	$1,004,787,537

Appreciation in Other Financial Instruments
Futures Contracts(a)	$27,242	$—	$—	$27,242

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	$499,900	$83,300,000	$48,499,999	$(1,700)	$(130)	$35,298,071	35,298,070	$6,869	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	—	9,283,132	8,477,434	—	—	805,698	805,698	59	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	249,858	49,333,997	44,740,075	—	—	4,843,780	4,843,780	383	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	104,469	10,391,448	10,495,917	—	—	—	—	63	—

Total	$854,227	$152,308,577	$112,213,425	$(1,700)	$(130)	$40,947,549		$7,374	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.